UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Global Managed Volatility Fund

Institutional Class Shares - LSVFX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Institutional Class Shares	$40	0.75%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$10,215	142	$-	8%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 51.9%
Japan 7.1%
United Kingdom 5.6%
France 4.2%
South Korea 3.2%
China 2.7%
Canada 2.3%
Switzerland 2.2%
Spain 1.8%
Thailand 1.7%
Sweden 1.6%
Singapore 1.6%
Repurchase Agreement 0.4%
Other Countries 12.6%

Table Summary
Value	Value
Other Countries	12.6%
Repurchase Agreement	0.4%
Singapore	1.6%
Sweden	1.6%
Thailand	1.7%
Spain	1.8%
Switzerland	2.2%
Canada	2.3%
China	2.7%
South Korea	3.2%
France	4.2%
United Kingdom	5.6%
Japan	7.1%
United States	51.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.6%
Bristol-Myers Squibb	2.0%
Jazz Pharmaceuticals PLC	1.6%
Arrow Electronics	1.5%
Altria Group	1.4%
Verizon Communications	1.4%
ExxonMobil	1.4%
TD SYNNEX	1.3%
Bank of New York Mellon	1.3%
Novartis	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVFX-SAR-2026

The Advisors' Inner Circle Fund

LSV Global Managed Volatility Fund

Investor Class Shares - LVAFX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Investor Class Shares	$53	1.00%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$10,215	142	$-	8%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.6%
Repurchase Agreement	0.4%
Singapore	1.6%
Sweden	1.6%
Thailand	1.7%
Spain	1.8%
Switzerland	2.2%
Canada	2.3%
China	2.7%
South Korea	3.2%
France	4.2%
United Kingdom	5.6%
Japan	7.1%
United States	51.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.6%
Bristol-Myers Squibb	2.0%
Jazz Pharmaceuticals PLC	1.6%
Arrow Electronics	1.5%
Altria Group	1.4%
Verizon Communications	1.4%
ExxonMobil	1.4%
TD SYNNEX	1.3%
Bank of New York Mellon	1.3%
Novartis	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAFX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Global Managed Volatility Fund

SEMI ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2026

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Global Managed Volatility Fund April 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information (Form N-CSRS Items 8-11)	17

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (51.9%)
United States (51.9%)
Communication Services (5.8%)
Alphabet, Cl A	300	$115
AT&T	4,900	128
Comcast, Cl A	4,700	127
Fox, Cl A	1,100	70
Verizon Communications	3,000	144
Versant Media Group	188	8
		592
Consumer Discretionary (3.0%)
BorgWarner	1,800	103
eBay	400	41
H&R Block	1,700	54
Mattel*	2,300	35
Murphy USA	130	76
		309
Consumer Staples (6.4%)
Altria Group	2,000	144
Campbell's	1,100	23
Fresh Del Monte Produce	1,800	75
General Mills	1,300	46
Ingredion	650	73
Kraft Heinz	3,300	75
Kroger	1,800	123
Molson Coors Beverage, Cl B	2,100	90
		649
Energy (2.0%)
EOG Resources	500	70
ExxonMobil	900	139
		209
Financials (5.8%)
Allstate	200	43
Bank of New York Mellon	1,000	135
Hartford Insurance Group	600	82
MGIC Investment	2,500	66
New Mountain Finance	3,500	30
Old Republic International	2,600	105
Unum Group	1,000	80
Western Union	6,200	56
		597
Health Care (9.2%)
Bristol-Myers Squibb	3,400	206
Cigna Group	200	58
CVS Health	800	67
Exelixis*	1,400	62
Gilead Sciences	300	39
Incyte*	700	67
Jazz Pharmaceuticals PLC*	800	162
Johnson & Johnson	500	115
Merck	400	44
LSV Global Managed Volatility Fund
	Shares	Value (000)
Health Care (continued)
Pfizer	4,400	$117
		937
Industrials (3.2%)
Allison Transmission Holdings	500	67
Genpact	2,000	70
Maximus	800	52
Science Applications International	400	39
Textron	1,000	96
		324
Information Technology (13.3%)
Adobe*	200	49
Amdocs	1,800	116
Arrow Electronics*	800	151
Avnet	1,300	107
Cisco Systems	2,900	266
Cognizant Technology Solutions, Cl A	1,800	95
Dropbox, Cl A*	3,500	85
Gen Digital	2,600	50
Hewlett Packard Enterprise	1,700	49
HP	4,000	83
NetScout Systems*	1,900	64
Progress Software*	1,700	47
TD SYNNEX	600	138
Zoom Communications, Cl A*	600	58
		1,358
Materials (1.3%)
NewMarket	140	95
Sonoco Products	700	35
		130
Utilities (1.9%)
American Electric Power	190	26
Eversource Energy	600	42
Exelon	1,100	51
National Fuel Gas	900	76
		195

Total United States		5,300

TOTAL U.S. COMMON STOCK
(Cost $4,738)		5,300

Foreign Common Stock (46.6%)
Australia (0.7%)
Industrials (0.7%)
Aurizon Holdings	23,000	69

Total Australia		69

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Austria (1.4%)
Financials (1.0%)
UNIQA Insurance Group	5,300	$102

Industrials (0.4%)
ANDRITZ	500	42

Total Austria		144
Belgium (1.2%)
Consumer Staples (0.4%)
Colruyt Group	1,100	42

Financials (0.8%)
Ageas	1,000	79

Total Belgium		121

Brazil (0.8%)
Communication Services (0.8%)
Telefonica Brasil	10,400	83

Total Brazil		83
Canada (2.3%)
Consumer Discretionary (0.5%)
Canadian Tire, Cl A	400	56

Financials (1.8%)
Bank of Nova Scotia	1,100	86
Canadian Imperial Bank of Commerce	800	88
		174
Total Canada		230
China (2.7%)
Energy (0.8%)
PetroChina, Cl H	52,000	80

Financials (1.5%)
Bank of China, Cl H	148,000	96
People's Insurance Group of China, Cl H	92,000	63
		159
Industrials (0.4%)
CRRC, Cl H	60,000	40

Total China		279
Denmark (0.2%)
Consumer Staples (0.2%)
Scandinavian Tobacco Group	2,400	25

Total Denmark		25

France (4.2%)
Communication Services (0.5%)
Orange	2,200	46
LSV Global Managed Volatility Fund
	Shares	Value (000)
Consumer Discretionary (0.6%)
Cie Generale des Etablissements Michelin SCA	1,800	$65

Consumer Staples (0.5%)
Carrefour	2,800	56

Energy (1.2%)
TotalEnergies	1,300	122

Health Care (0.4%)
Sanofi	400	37

Industrials (1.0%)
Bouygues	900	53
Societe BIC	800	55
		108

Total France		434

Germany (0.3%)
Financials (0.3%)
Allianz	50	23
Muenchener Rueckversicherungs	20	12
		35

Total Germany		35

Hong Kong (1.4%)
Consumer Staples (1.0%)
WH Group	79,000	97

Information Technology (0.4%)
VTech Holdings	5,500	42

Total Hong Kong		139
Hungary (1.0%)
Communication Services (1.0%)
Magyar Telekom Telecommunications PLC ADR	12,700	101

Total Hungary		101
Italy (1.4%)
Consumer Discretionary (0.5%)
Pirelli & C	7,500	52

Energy (0.9%)
Eni	3,100	87

Total Italy		139
Japan (7.1%)
Consumer Discretionary (0.7%)
Honda Motor	8,000	65

Financials (1.3%)
Japan Post Holdings	4,600	53

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
Japan Post Insurance	5,700	$56
Yamaguchi Financial Group	1,800	31
		140
Health Care (0.5%)
Alfresa Holdings	3,700	56

Industrials (0.4%)
NIPPON EXPRESS HOLDINGS	1,700	45

Information Technology (3.6%)
Brother Industries	3,900	74
Canon	3,700	94
Citizen Watch	3,700	43
Daiwabo Holdings	1,500	31
Nippon Electric Glass	1,100	57
Seiko Epson	3,400	46
		345
Materials (0.3%)
Daicel	4,000	31

Real Estate (0.3%)
AEON REIT Investment‡	40	32

Total Japan		714

Malaysia (1.5%)
Financials (1.5%)
AMMB Holdings	54,000	84
RHB Bank	35,700	73
		157

Total Malaysia		157
Netherlands (0.6%)
Consumer Staples (0.6%)
Koninklijke Ahold Delhaize	1,300	61

Total Netherlands		61
Norway (0.6%)
Materials (0.6%)
Yara International	1,100	64

Total Norway		64
Portugal (0.4%)
Materials (0.4%)
Navigator	10,100	40

Total Portugal		40
Russia (–%)
Energy (–%)
LUKOIL PJSC(A)*	1,300	—

Total Russia		—
LSV Global Managed Volatility Fund
	Shares	Value (000)
Singapore (1.6%)
Financials (1.0%)
DBS Group Holdings	1,180	$54
United Overseas Bank	1,600	46
		100
Industrials (0.6%)
Jardine Cycle & Carriage	2,500	64

Total Singapore		164

South Korea (3.2%)
Communication Services (1.3%)
KT	800	33
SK Telecom	1,600	104
		137
Consumer Discretionary (0.4%)
Kia	400	41

Consumer Staples (0.6%)
KT&G	500	60

Financials (0.9%)
Industrial Bank of Korea	3,100	48
Samsung Card	1,200	43
		91

Total South Korea		329

Spain (1.8%)
Energy (0.8%)
Repsol	3,100	84

Industrials (0.4%)
Logista Integral	1,100	43

Utilities (0.6%)
Endesa	1,300	58

Total Spain		185
Sweden (1.6%)
Consumer Discretionary (0.8%)
Autoliv	700	81
Financials (0.8%)
Swedbank, Cl A	2,400	85

Total Sweden		166
Switzerland (2.2%)
Financials (0.9%)
Valiant Holding	400	93

Health Care (1.3%)
Novartis	900	133

Total Switzerland		226

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Taiwan (1.1%)
Information Technology (1.1%)
Chicony Electronics	7,000	$28
Chipbond Technology	17,000	88
		116

Total Taiwan		116

Thailand (1.7%)
Financials (1.7%)
Kiatnakin Phatra Bank	27,300	66
Krung Thai Bank	103,400	105
		171

Total Thailand		171

United Kingdom (5.6%)
Communication Services (0.6%)
BT Group, Cl A	19,500	57

Consumer Discretionary (0.3%)
Frasers Group PLC*	3,800	34

Consumer Staples (1.9%)
British American Tobacco PLC	700	41
Imperial Brands PLC	1,900	72
Tesco PLC	12,200	80
		193
Energy (1.1%)
Shell PLC	2,400	109

Financials (1.3%)
HSBC Holdings PLC	7,200	133

Health Care (0.4%)
GSK PLC	1,600	42

Total United Kingdom		568
TOTAL FOREIGN COMMON STOCK
(Cost $3,301)		4,760

	Number of Warrants
Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	2,275	—

TOTAL WARRANTS
(Cost $–)		—
LSV Global Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities
3.250%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $38 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $30, 1.125% - 4.125%, 07/31/2027 – 07/31/2029; total market value $39)	$38	$38
TOTAL REPURCHASE AGREEMENT
(Cost $38)		38

Total Investments – 98.9%
(Cost $8,077)		$10,098

Percentages are based on Net Assets of $10,215 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
United States	$5,300	$–	$–		$5,300
Total Common Stock	5,300	–	–		5,300
Foreign Common Stock
Australia	–	69	–		69
Austria	–	144	–		144
Belgium	42	79	–		121
Brazil	83	–	–		83
Canada	230	–	–		230
China	–	279	–		279
Denmark	–	25	–		25
France	–	434	–		434
Germany	–	35	–		35
Hong Kong	–	139	–		139
Hungary	–	101	–		101
Italy	–	139	–		139
Japan	–	714	–		714
Malaysia	73	84	–		157
Netherlands	61	–	–		61
Norway	–	64	–		64
Portugal	–	40	–		40
Russia	–	–	–	^	–	^
Singapore	–	164	–		164
South Korea	–	329	–		329
Spain	–	185	–		185
Sweden	81	85	–		166
Switzerland	–	226	–		226
Taiwan	–	116	–		116
Thailand	105	66	–		171
United Kingdom	–	568	–		568
Total Foreign Common Stock	675	4,085	–	^	4,760
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	38	–		38
Total Investments in Securities	$5,975	$4,123	$–	^	$10,098

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2026	(Unaudited)

	LSV Global Managed Volatility Fund
Assets:
Investments, at Value (Cost $8,077)	$10,098
Foreign Currency, at Value (Cost $60)	61
Cash and Cash Equivalents	3
Dividends and Interest Receivable	44
Receivable due from Investment Adviser	4
Prepaid Expenses	11
Total Assets	10,221
Liabilities:
Payable for Professional Fees	1
Other Accrued Expenses	5
Total Liabilities	6
Net Assets	$10,215
Net Assets Consist of:
Paid-in Capital	$7,504
Total Distributable Earnings	2,711
Net Assets	$10,215
Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($9,947 ÷ 817,852 shares)(1)	$12.16	*
Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($268 ÷ 21,811 shares)(1)	$12.28	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2026	(Unaudited)

LSV Global Managed Volatility Fund
Investment Income:
Dividend Income	$179
Interest Income	1
Foreign Taxes Withheld	(10)
Total Investment Income	170
Expenses:
Investment Advisory Fees	30
Administration Fees	3
Registration and Filing Fees	19
Transfer Agent Fees	18
Custodian Fees	10
Printing Fees	7
Professional Fees	1
Insurance and Other Fees	2
Total Expenses	90
Less: Waiver of Investment Advisory Fees	(30)
Less: Reimbursement of Expenses from Investment Adviser	(21)
Less: Fees Paid Indirectly — (see Note 4)	(1)
Net Expenses	38
Net Investment Income	132
Net Realized Gain on Investments	629
Net Realized Loss on Foreign Currency Transactions	(1)
Net Realized Gain	628
Net Change in Unrealized Appreciation on Investments	723
Net Change in Unrealized Appreciation on Foreign Currency Translation	2
Net Unrealized Gain	725
Net Realized and Unrealized Gain	1,353
Net Increase in Net Assets Resulting from Operations	$1,485

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2026 (Unaudited) and for the year ended October 31, 2025

	LSV Global Managed Volatility Fund
	11/1/2025 to 04/30/2026	11/1/2024 to 10/31/2025
Operations:
Net Investment Income	$132	$296
Net Realized Gain	628	714
Net Change in Unrealized Appreciation	725	351
Net Increase in Net Assets Resulting from Operations	1,485	1,361
Distributions
Institutional Class Shares	(1,011)	(1,263)
Investor Class Shares	(14)	(20)
Total Distributions	(1,025)	(1,283)
Capital Share Transactions:
Institutional Class Shares:
Issued	168	219
Reinvestment of Dividends and Distributions	1,011	1,263
Redeemed	(1,769)	(1,029)
Net Increase (Decrease) from Institutional Class Shares Transactions	(590)	453
Investor Class Shares:
Issued	119	28
Reinvestment of Dividends and Distributions	14	20
Redeemed	(28)	(68)
Net Increase (Decrease) from Investor Class Shares Transactions	105	(20)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(485)	433
Total Increase (Decrease) in Net Assets	(25)	511
Net Assets:
Beginning of Period	10,240	9,729
End of Year/Period	$10,215	$10,240
Shares Transactions:
Institutional Class:
Issued	15	20
Reinvestment of Dividends and Distributions	89	123
Redeemed	(155)	(89)
Total Institutional Class Share Transactions	(51)	54
Investor Class:
Issued	10	3
Reinvestment of Dividends and Distributions	1	2
Redeemed	(2)	(6)
Total Investor Class Share Transactions	9	(1)
Net Increase (Decrease) in Shares Outstanding	(42)	53

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2026 (Unaudited) and for the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Global Managed Volatility Fund
Institutional Class Shares
2026*	$11.62	$0.15	$1.56	$1.71	$(0.37)	$(0.80)	$(1.17)	$12.16	15.75%	$9,947	0.75%	1.79%	2.63%	8%
2025	11.73	0.34	1.15	1.49	(0.30)	(1.30)	(1.60)	11.62	15.00	10,092	0.75	1.75	3.06	22
2024	10.90	0.30	2.17	2.47	(0.62)	(1.02)	(1.64)	11.73	24.97	9,562	0.75	1.76	2.68	18
2023	10.66	0.35	0.24	0.59	(0.28)	(0.07)	(0.35)	10.90	5.58	11,632	0.75	1.14	3.15	19
2022	11.68	0.35	(1.00)	(0.65)	(0.37)	–	(0.37)	10.66	(5.84)	32,476	0.75	1.25	3.13	15
2021	9.22	0.29	2.43	2.72	(0.26)	–	(0.26)	11.68	29.91	17,249	0.75	1.37	2.66	20
Investor Class Shares
2026*	$11.71	$0.15	$1.55	$1.70	$(0.33)	$(0.80)	$(1.13)	$12.28	15.56%	$268	1.00%	2.06%	2.49%	8%
2025	11.80	0.31	1.17	1.48	(0.27)	(1.30)	(1.57)	11.71	14.74	148	1.00	2.00	2.79	22
2024	10.95	0.26	2.20	2.46	(0.59)	(1.02)	(1.61)	11.80	24.68	167	1.00	2.01	2.36	18
2023	10.70	0.31	0.25	0.56	(0.24)	(0.07)	(0.31)	10.95	5.30	189	1.00	1.48	2.80	19
2022	11.73	0.33	(1.02)	(0.69)	(0.34)	–	(0.34)	10.70	(6.14)	192	1.00	1.49	2.95	15
2021	9.24	0.30	2.41	2.71	(0.22)	–	(0.22)	11.73	29.67	134	1.00	1.59	2.70	20

*	For the six-month period ended April 30, 2026. All ratios for the period have been annualized.

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2026	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing

Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

April 30, 2026	(Unaudited)

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2026, the total market value of securities valued in accordance with Fair Value Procedures were $4,055(000) or 40.0% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2026, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$38	$38	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders —  Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $2,870 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2026, the Fund incurred $255 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2026, the Fund earned $1,053 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Notes to Financial Statements

April 30, 2026	(Unaudited)

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2027. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2026.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2026, were as follows (000):

Purchases	$2,144
Sales	$811

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$371	$912	$1,283
2024	942	850	1,792

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$365
Undistributed Long-Term Capital Gain	626
Other Temporary Differences	(4)
Unrealized Appreciation	1,264
Total Distributable Earnings	$2,251

Capital loss carryforward rules allow for a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund had no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2026, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$8,077	$2,766	$(745)	$2,021

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign investment companies (PFICs).

8.	Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund seeks to manage volatility within its portfolio, there is no guarantee that the Fund will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Adviser’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Investing in foreign companies, including direct investments and through Depositary Receipts, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, the complex nature of designing, coding, and maintaining portfolio construction systems, and/or other technology used in a quantitative model. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform and the Fund can perform differently from the market as a whole based on the factors used in the Adviser’s quantitative model, the weight placed on each factor and changes from the factors’ historical trends. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Notes to Financial Statements

April 30, 2026	(Unaudited)

9.	Concentration of Shareholders:

At April 30, 2026, 94% of total shares outstanding for the Institutional Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2026, 95% of total shares outstanding for the Investor Class Shares were held by one record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

LSV-SA-009-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026